PREPAID EXPENSES AND OTHER CURRENT ASSETS	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 –PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of June 30, 2015:

Security deposit	$16,188
ISP qualification fees	7,197
Prepaid for software	1,047
Others	993
Total	$25,425

Datasea [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 5 –PREPAID EXPENSES AND OTHER CURRENT ASSETS Prepaid expenses and other current assets consisted of the following as of December 31, 2015:
Security deposit	$16,631
Others	5,080
Total	$21,711